Unsecured senior notes- Maturity schedule (Details) - Mar. 31, 2017 - Unsecured senior notes ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year		¥ 8,957
Between 2 to 3 years		15,503
Between 4 to 5 years		10,336
Thereafter		20,327
Total principal amounts of unsecured senior notes		55,123
Level 2
Long-term Debt, Fiscal Year Maturity [Abstract]
Fair value	$ 8,072	¥ 55,616